Supplement to the
Fidelity® Minnesota
Municipal Income Fund
March 1, 2010
Prospectus

The following information replaces similar information for Christine Thompson in the "Fund Summary" section on page 6.

Kevin Ramundo has managed the fund since June 2010.

The following information replaces similar information for Christine Thompson in the "Fund Management" section on page 24.

Kevin Ramundo is portfolio manager of Fidelity Minnesota Municipal Income Fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

MNF-10-01  July 2, 2010
1.479537.118

Supplement to the
Fidelity®
Short-Intermediate
Municipal Income Fund
March 1, 2010
Prospectus

The following information replaces similar information under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Mark Sommer (lead portfolio manager) has managed the fund since January 2003.

Jamie Pagliocco (co-manager) has managed the fund since June 2010.

Kevin Ramundo (co-manager) has managed the fund since June 2010.

The following information replaces the biographical information in the "Fund Management" section on page 24.

Mark Sommer is lead portfolio manager of the fund, which he has managed since January 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a research analyst and portfolio manager.

Jamie Pagliocco is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed income head trader, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

STM-10-01  July 2, 2010
1.478063.121

Supplement to the
Fidelity Advisor Short-Intermediate Municipal Income Fund
Class A, Class T, Class B, and Class C
March 1, 2010
Prospectus

Effective after the close of business on September 1, 2010 (the "Effective Date"), Class B shares will be closed to new accounts and additional purchases by existing shareholders. After the Effective Date, shareholders owning Class B shares may continue to hold those shares (and any Class B shares acquired after that date pursuant to an exchange or distribution reinvestment) until they automatically convert to Class A shares under the existing conversion schedule. Existing shareholders of Class B shares may continue to exchange their Class B shares for Class B shares of other Fidelity funds that offer Advisor classes of shares or for Advisor B Class shares of Treasury Fund until they convert to Class A. Existing Class B shareholders may also continue to add to their accounts through the reinvestment of dividends and capital gain distributions (including through the Directed Dividends® Option) until their conversion dates.

After the Effective Date, any purchase orders for Class B shares (other than for an exchange or a distribution reinvestment) received by a fund will be deemed to be a purchase order for Class A shares of the fund and will be subject to any applicable Class A front-end sales charge. For purposes of determining the applicable Class A sales charge, the value of a shareholder's account will be deemed to include the value of all applicable shares in eligible accounts, including Class B shares. Please see "Fund Distribution" for more information.

After the Effective Date, the Reinstatement Privilege will no longer be offered for Class B shares. However, shareholders who redeem Class B shares and wish to reinvest all or a portion of the redemption proceeds within 90 days of redemption can invest in Class A shares without incurring a front-end sales charge. To qualify, shareholders must notify Fidelity in writing in advance of reinvestment and must reinstate shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to the fund and certain restrictions may apply.

All other Class B share features, including but not limited to distribution and service fees, contingent deferred sales charges (CDSC) and conversion features, will remain unchanged.

Also effective on or about July 12, 2010, the CDSC on investments in Class A shares of $1 million or more will change. Effective on such date, investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.75%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

The following replaces similar information found in the footnotes to the "Fee Table" on page 3.

Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 0.75% or 0.25%, respectively.

The following information replaces similar information under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Mark Sommer (lead portfolio manager) has managed the fund since January 2003.

Jamie Pagliocco (co-manager) has managed the fund since June 2010.

Kevin Ramundo (co-manager) has managed the fund since June 2010.

The following information replaces the biographical information in the "Fund Management" section on page 27.

Mark Sommer is lead portfolio manager of the fund, which he has managed since January 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a research analyst and portfolio manager.

Jamie Pagliocco is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed income head trader, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 28.

As described in detail in this section, you may be entitled to a waiver of your sales charge, or to pay a reduced sales charge, when you buy or sell your shares. In the event of changes in sales charges, sales charges, if any, in effect at the time of purchase generally will apply.

Effective on or about July 12, 2010, the following replaces similar information under the "Sales Charges and Concessions - Class A" table in the "Fund Distribution" section on page 29.

Investments in Class A shares of $1 million or more may, upon redemption less than 18 months after purchase, for any reason, including failure to maintain the account minimum, be assessed a CDSC of 0.75%. The actual CDSC you pay may be higher or lower than that calculated using this percentage due to rounding. The impact of rounding may vary with the amount of your investment and the size of the class's NAV.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 31.

You may receive a Class A or Class T front-end sales charge reduction on your purchases of Class A and Class T shares made during a 13-month period by signing a Letter of Intent (Letter). File your Letter with Fidelity no later than the date of the initial purchase toward completing your Letter.

Effective on or about July 12, 2010, the following replaces similar information found in the "Fund Distribution" section on page 32.

If you do not complete your Letter, you must pay the increased front-end sales charges due in accordance with the sales charge schedule in effect when your shares were originally bought. Fidelity may redeem sufficient escrowed Class A or Class T shares to pay any applicable front-end sales charges.

The following supplements information under the "Fund Distribution" section on page 35.

10. (Applicable to Class B only) From the Fidelity Advisor 403(b) program.

ASTM-10-02  July 2, 2010
1.790659.121

Supplement to the
Fidelity Advisor Short-Intermediate Municipal Income Fund
Institutional Class
March 1, 2010
Prospectus

The following information replaces similar information under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Mark Sommer (lead portfolio manager) has managed the fund since January 2003.

Jamie Pagliocco (co-manager) has managed the fund since June 2010.

Kevin Ramundo (co-manager) has managed the fund since June 2010.

The following information replaces the biographical information in the "Fund Management" section on page 24.

Mark Sommer is lead portfolio manager of the fund, which he has managed since January 2003. He also manages other Fidelity funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a research analyst and portfolio manager.

Jamie Pagliocco is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed income head trader, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

ASTMI-10-01  July 2, 2010
1.790658.114

Supplement to the
Fidelity® Municipal
Income Fund
March 1, 2010
Prospectus

The following information replaces the similar information for Christine Thompson and Jamie Pagliocco found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 5.

Jamie Pagliocco (lead portfolio manager) has managed the fund since February 2009.

Kevin Ramundo (co-manager) and Mark Sommer (co-manager) have managed the fund since June 2010.

The following information replaces the biographical information for Christine Thompson and Jamie Pagliocco found in the "Fund Management" section on page 24.

Jamie Pagliocco is lead portfolio manager of the fund which he has managed since February 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Pagliocco has worked as a municipal bond trader, assistant fixed-income head trader, and portfolio manager.

Kevin Ramundo is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Ramundo has worked as a research analyst and portfolio manager.

Mark Sommer is co-manager of the fund, which he has managed since June 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 1992, Mr. Sommer has worked as a research analyst and portfolio manager.

HIY-10-01  July 2, 2010
1.840484.105